AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JUNE 30, 2016
TO THE
SUMMARY PROSPECTUS DATED FEBRUARY 29, 2016

AI JAFORLINES RISK-MANAGED ALLOCATION FUND

(Ticker Symbols: RMAIX, AARMX, ACRMX)

Effective immediately, the name of the Fund is changed to the American Independence JAForlines Risk-Managed Allocation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE